Cover	12 Months Ended
Dec. 31, 2024 shares
Document Information [Line Items]
Document Type	20-F
Document Registration Statement	false
Document Annual Report	true
Document Transition Report	false
Document Financial Statement Error Correction [Flag]	false
Document Shell Company Report	false
Entity Interactive Data Current	Yes
Document Accounting Standard	U.S. GAAP
ICFR Auditor Attestation Flag	false
Amendment Flag	false
Document Period End Date	Dec. 31, 2024
Document Fiscal Year Focus	2024
Document Fiscal Period Focus	FY
Entity Information [Line Items]
Entity Registrant Name	Kandi Technologies Group, Inc.
Entity Central Index Key	0001720250
Entity File Number	333-259881
Entity Incorporation, State or Country Code	D8
Current Fiscal Year End Date	--12-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Shell Company	false
Entity Filer Category	Accelerated Filer
Entity Emerging Growth Company	false
Entity Contact Personnel [Line Items]
Entity Address, Address Line One	Jinhua New Energy Vehicle Town
Entity Address, Address Line Two	Zhejiang Province
Entity Address, City or Town	Jinhua
Entity Address, Country	CN
Entity Address, Postal Zip Code	321016
Entity Listings [Line Items]
Title of 12(b) Security	Ordinary Shares, par value $0.001 per share
Trading Symbol	KNDI
Security Exchange Name	NASDAQ
Entity Common Stock, Shares Outstanding	85,475,666
Business Contact [Member]
Entity Contact Personnel [Line Items]
Contact Personnel Name	Kewa Luo
Entity Address, Address Line One	The Helmsley Building230 Park Ave
Entity Address, Address Line Two	3rd/4th Floor West
Entity Address, City or Town	New York
Entity Address, State or Province	NY
Entity Address, Postal Zip Code	10169
Entity Phone Fax Numbers [Line Items]
City Area Code	212
Local Phone Number	551-3610